Shareholder Report	12 Months Ended	103 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Contrafund
Entity Central Index Key	0000024238
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Fidelity Series Opportunistic Insights Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Opportunistic Insights Fund
Class Name	Fidelity® Series Opportunistic Insights Fund
Trading Symbol	FVWSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Opportunistic Insights Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Opportunistic Insights Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the Russell 3000 Index, for the year, led by industrials, primarily within the capital goods industry. Stock picking in information technology also boosted the fund's relative result, as did an overweight in communication services, primarily within the media & entertainment industry.
•A non-benchmark stake in Space Exploration Technologies gained about 116% and was the top individual relative contributor. The company was one of the fund's biggest holdings at period end. A second notable relative contributor was an overweight in Amphenol (+95%), a large holding the past year. An overweight in Alphabet (+66%), a sizable holding, also helped.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in communication services, primarily within the media & entertainment industry. An underweight in information technology also hampered the fund's result, as did our picks in consumer discretionary, primarily within the consumer services industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Palantir Technologies (+135%). This was an investment we established this period. The second-largest relative detractor was an underweight in Broadcom (+51%). Another notable relative detractor was a stake in Regeneron Pharmaceuticals (-2%). This period we decreased our investment in Regeneron Pharmaceuticals.
•Notable changes in positioning include decreased exposure to the financials sector and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Fidelity® Series Opportunistic Insights Fund $10,000 $10,133 $13,474 $13,222 $17,258 $22,639 $28,255 $20,985 $27,952 $38,113 $47,109 Russell 3000® Index $10,000 $11,274 $13,656 $12,940 $16,954 $20,495 $25,754 $20,808 $26,209 $32,448 $38,012 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Opportunistic Insights Fund 23.60% 15.78% 16.76% Russell 3000® Index 17.15% 13.15% 14.29% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 13,386,720,306	$ 13,386,720,306
Holdings Count | shares	452	452
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$13,386,720,306
Number of Holdings	452
Total Advisory Fee	$0
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.0 Communication Services 20.8 Financials 13.7 Industrials 12.0 Consumer Discretionary 9.9 Health Care 9.1 Materials 1.9 Utilities 1.4 Consumer Staples 1.3 Energy 1.2 Real Estate 0.6 Common Stocks 94.9 Preferred Stocks 3.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.9 Preferred Stocks - 3.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 United States 90.7 Canada 3.0 Taiwan 1.2 Netherlands 0.7 Brazil 0.6 Japan 0.6 United Kingdom 0.5 Belgium 0.4 China 0.4 Others 1.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.7 Canada - 3.0 Taiwan - 1.2 Netherlands - 0.7 Brazil - 0.6 Japan - 0.6 United Kingdom - 0.5 Belgium - 0.4 China - 0.4 Others - 1.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.3 Meta Platforms Inc Class A 10.0 Alphabet Inc Class A 4.9 Amazon.com Inc 4.9 Microsoft Corp 4.3 Berkshire Hathaway Inc Class A 2.8 Alphabet Inc Class C 2.4 Eli Lilly & Co 2.3 Netflix Inc 2.1 Apple Inc 1.7 45.7
Fidelity Contrafund K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Contrafund® K6
Class Name	Fidelity® Contrafund® K6
Trading Symbol	FLCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Contrafund® K6 for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Contrafund® K6	$ 50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the S&P 500 index, for the year, led by information technology. Stock picks in industrials, primarily within the capital goods industry, also boosted the fund's relative result, as did an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was an overweight in Amphenol (+96%), one of the fund's largest holdings. The second-largest relative contributor was a non-benchmark stake in Space Exploration Technologies (+116%). The stock was among the top holdings at period end. An overweight in Nvidia, a sizable holding, (+39%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. An underweight in information technology also hurt, along with our picks in consumer discretionary.
•The biggest individual relative detractor was an overweight in Berkshire Hathaway (+11%), which was among the biggest holdings. The second-largest relative detractor was an overweight in Meta Platforms (+13%), the fund's top position. Another notable relative detractor was an underweight in Micron Technology (+240%), an investment we established this period.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2017 through December 31, 2025. Initial investment of $10,000. Fidelity® Contrafund® K6 $10,000 $11,377 $11,132 $14,584 $19,080 $23,685 $17,262 $23,764 $32,170 S&P 500® Index $10,000 $11,202 $10,710 $14,083 $16,674 $21,460 $17,574 $22,193 $27,746 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Contrafund® K6 22.27% 15.57% 17.25% S&P 500® Index 17.88% 14.42% 14.76% A From May 25, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		May 25, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 36,541,316,629	$ 36,541,316,629
Holdings Count | shares	432	432
Advisory Fees Paid, Amount	$ 158,921,298
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$36,541,316,629
Number of Holdings	432
Total Advisory Fee	$158,921,298
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.4 Communication Services 22.4 Financials 16.3 Consumer Discretionary 10.0 Industrials 8.7 Health Care 7.1 Consumer Staples 2.8 Materials 1.8 Energy 1.3 Utilities 0.9 Real Estate 0.4 Common Stocks 98.1 Preferred Stocks 1.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Preferred Stocks - 1.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 91.9 Canada 2.7 Taiwan 0.9 United Kingdom 0.7 China 0.7 Korea (South) 0.5 Japan 0.4 Brazil 0.3 Netherlands 0.3 Others 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.9 Canada - 2.7 Taiwan - 0.9 United Kingdom - 0.7 China - 0.7 Korea (South) - 0.5 Japan - 0.4 Brazil - 0.3 Netherlands - 0.3 Others - 1.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Meta Platforms Inc Class A 12.6 NVIDIA Corp 11.0 Berkshire Hathaway Inc Class A 6.1 Amazon.com Inc 5.8 Microsoft Corp 4.2 Alphabet Inc Class A 4.0 Alphabet Inc Class C 2.5 Amphenol Corp Class A 2.5 Space Exploration Technologies Corp 2.2 Apple Inc 2.0 52.9
Fidelity Contrafund
Shareholder Report [Line Items]
Fund Name	Fidelity® Contrafund®
Class Name	Fidelity® Contrafund®
Trading Symbol	FCNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Contrafund® for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Contrafund®	$ 82	0.74%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the S&P 500 index, for the year, led by industrials, primarily within the capital goods industry. Our picks in information technology also notably boosted relative performance, as did an overweight in communication services, primarily within the media & entertainment industry.
•A non-benchmark stake in Space Exploration Technologies (+116%) and was the top individual relative contributor. The stock was among the fund's biggest holdings at year-end. A second notable relative contributor was an overweight in Amphenol (+96%), a sizable holding. An overweight in GE Vernova (+99%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in communication services, primarily within the media & entertainment industry. An underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result, along with our picks in the consumer discretionary sector.
•The largest individual relative detractor was an overweight in Berkshire Hathaway (+11%), which was among the fund's top holdings. The second-largest relative detractor was an underweight in Micron Technology (+240%), a position we established in 2025. An underweight in Palantir Technologies (+135%) also hurt. This was a stake we established the past year.
•Notable changes in positioning include higher allocations to information technology and industrials, as well as a reduction in financials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Fidelity® Contrafund® $10,000 $10,336 $13,666 $13,375 $17,385 $23,049 $28,665 $20,564 $28,652 $38,958 $47,453 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Contrafund® 21.80% 15.54% 16.85% S&P 500® Index 17.88% 14.42% 14.82% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 176,314,376,288	$ 176,314,376,288
Holdings Count | shares	445	445
Advisory Fees Paid, Amount	$ 1,192,068,056
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$176,314,376,288
Number of Holdings	445
Total Advisory Fee	$1,192,068,056
Portfolio Turnover	29%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.0 Communication Services 22.1 Financials 16.4 Consumer Discretionary 10.1 Industrials 9.9 Health Care 7.5 Consumer Staples 2.8 Materials 1.7 Energy 1.4 Utilities 0.9 Real Estate 0.4 Common Stocks 95.7 Preferred Stocks 3.5 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.7 Preferred Stocks - 3.5 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 92.2 Canada 2.6 Taiwan 0.9 United Kingdom 0.7 China 0.6 Korea (South) 0.5 Japan 0.4 Brazil 0.3 Netherlands 0.3 Others 1.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.2 Canada - 2.6 Taiwan - 0.9 United Kingdom - 0.7 China - 0.6 Korea (South) - 0.5 Japan - 0.4 Brazil - 0.3 Netherlands - 0.3 Others - 1.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Meta Platforms Inc Class A 12.5 NVIDIA Corp 9.4 Berkshire Hathaway Inc Class A 6.1 Amazon.com Inc 6.1 Microsoft Corp 4.3 Alphabet Inc Class A 3.9 Apple Inc 2.5 Alphabet Inc Class C 2.4 Amphenol Corp Class A 2.3 Eli Lilly & Co 2.1 51.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses
  Performance adjustment fee
  Management fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses
  Performance adjustment fee
  Management fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Contrafund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Contrafund®
Class Name	Fidelity® Contrafund® Class K
Trading Symbol	FCNKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Contrafund® for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 74	0.67%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the S&P 500 index, for the year, led by industrials, primarily within the capital goods industry. Our picks in information technology also notably boosted relative performance, as did an overweight in communication services, primarily within the media & entertainment industry.
•A non-benchmark stake in Space Exploration Technologies (+116%) and was the top individual relative contributor. The stock was among the fund's biggest holdings at year-end. A second notable relative contributor was an overweight in Amphenol (+96%), a sizable holding. An overweight in GE Vernova (+99%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in communication services, primarily within the media & entertainment industry. An underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result, along with our picks in the consumer discretionary sector.
•The largest individual relative detractor was an overweight in Berkshire Hathaway (+11%), which was among the fund's top holdings. The second-largest relative detractor was an underweight in Micron Technology (+240%), a position we established in 2025. An underweight in Palantir Technologies (+135%) also hurt. This was a stake we established the past year.
•Notable changes in positioning include higher allocations to information technology and industrials, as well as a reduction in financials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Class K $10,000 $10,348 $13,695 $13,411 $17,457 $23,163 $28,820 $20,688 $28,852 $39,255 $47,861 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 21.92% 15.62% 16.95% S&P 500® Index 17.88% 14.42% 14.82% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 176,314,376,288	$ 176,314,376,288
Holdings Count | shares	445	445
Advisory Fees Paid, Amount	$ 1,192,068,056
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$176,314,376,288
Number of Holdings	445
Total Advisory Fee	$1,192,068,056
Portfolio Turnover	29%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.0 Communication Services 22.1 Financials 16.4 Consumer Discretionary 10.1 Industrials 9.9 Health Care 7.5 Consumer Staples 2.8 Materials 1.7 Energy 1.4 Utilities 0.9 Real Estate 0.4 Common Stocks 95.7 Preferred Stocks 3.5 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.7 Preferred Stocks - 3.5 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 92.2 Canada 2.6 Taiwan 0.9 United Kingdom 0.7 China 0.6 Korea (South) 0.5 Japan 0.4 Brazil 0.3 Netherlands 0.3 Others 1.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.2 Canada - 2.6 Taiwan - 0.9 United Kingdom - 0.7 China - 0.6 Korea (South) - 0.5 Japan - 0.4 Brazil - 0.3 Netherlands - 0.3 Others - 1.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Meta Platforms Inc Class A 12.5 NVIDIA Corp 9.4 Berkshire Hathaway Inc Class A 6.1 Amazon.com Inc 6.1 Microsoft Corp 4.3 Alphabet Inc Class A 3.9 Apple Inc 2.5 Alphabet Inc Class C 2.4 Amphenol Corp Class A 2.3 Eli Lilly & Co 2.1 51.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses
  Performance adjustment fee
  Management fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses
  Performance adjustment fee
  Management fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor New Insights Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® New Insights Fund
Class Name	Fidelity Advisor® New Insights Fund Class Z
Trading Symbol	FZANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 78	0.70%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the S&P 500 index, for the year, led by industrials, primarily within the capital goods industry. Stock picking in information technology also boosted the fund's relative result, as did an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was a non-benchmark stake in Space Exploration Technologies (+116%), which was one of the fund's largest holdings. The second-largest relative contributor was an overweight in Alphabet (+66%), a large holding. An overweight in Amphenol (+96%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. An underweight in information technology also hampered the fund's result, along with stock picking in consumer discretionary, primarily within the consumer services industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Broadcom (+51%). A second notable relative detractor was an underweight in Palantir Technologies (+135%). This was a stake we established the past year. Our stake in Regeneron Pharmaceuticals (+11%) also hurt. This period we decreased our position in Regeneron Pharmaceuticals.
•Notable changes in positioning include a higher allocation to industrials and lower exposure to financials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,668 $13,707 $13,155 $17,048 $21,156 $26,400 $19,215 $26,216 $35,496 $43,723 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class Z 23.18% 15.63% 15.90% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 24,654,500,108	$ 24,654,500,108
Holdings Count | shares	461	461
Advisory Fees Paid, Amount	$ 182,646,929
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$24,654,500,108
Number of Holdings	461
Total Advisory Fee	$182,646,929
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.5 Communication Services 21.3 Financials 13.8 Industrials 13.7 Consumer Discretionary 9.8 Health Care 8.3 Materials 2.2 Utilities 1.5 Energy 1.1 Consumer Staples 1.1 Real Estate 0.6 Common Stocks 93.8 Preferred Stocks 5.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.8 Preferred Stocks - 5.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 90.3 Canada 3.2 Taiwan 1.2 Netherlands 0.8 Brazil 0.6 Japan 0.5 United Kingdom 0.5 Italy 0.4 China 0.4 Others 2.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.3 Canada - 3.2 Taiwan - 1.2 Netherlands - 0.8 Brazil - 0.6 Japan - 0.5 United Kingdom - 0.5 Italy - 0.4 China - 0.4 Others - 2.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Meta Platforms Inc Class A 10.1 NVIDIA Corp 9.8 Alphabet Inc Class A 7.8 Amazon.com Inc 5.1 Microsoft Corp 5.0 Berkshire Hathaway Inc Class A 4.1 Space Exploration Technologies Corp Series G 2.4 Eli Lilly & Co 2.0 Netflix Inc 1.9 Wells Fargo & Co 1.5 49.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor New Insights Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® New Insights Fund
Class Name	Fidelity Advisor® New Insights Fund Class M
Trading Symbol	FNITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 146	1.32%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the S&P 500 index, for the year, led by industrials, primarily within the capital goods industry. Stock picking in information technology also boosted the fund's relative result, as did an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was a non-benchmark stake in Space Exploration Technologies (+116%), which was one of the fund's largest holdings. The second-largest relative contributor was an overweight in Alphabet (+66%), a large holding. An overweight in Amphenol (+96%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. An underweight in information technology also hampered the fund's result, along with stock picking in consumer discretionary, primarily within the consumer services industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Broadcom (+51%). A second notable relative detractor was an underweight in Palantir Technologies (+135%). This was a stake we established the past year. Our stake in Regeneron Pharmaceuticals (+11%) also hurt. This period we decreased our position in Regeneron Pharmaceuticals.
•Notable changes in positioning include a higher allocation to industrials and lower exposure to financials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,230 $13,059 $12,454 $16,040 $19,781 $24,528 $17,748 $24,065 $32,384 $39,642 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 18.13% 14.10% 14.77% Class M (without 3.50% sales charge) 22.41% 14.92% 15.18% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 24,654,500,108	$ 24,654,500,108
Holdings Count | shares	461	461
Advisory Fees Paid, Amount	$ 182,646,929
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$24,654,500,108
Number of Holdings	461
Total Advisory Fee	$182,646,929
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.5 Communication Services 21.3 Financials 13.8 Industrials 13.7 Consumer Discretionary 9.8 Health Care 8.3 Materials 2.2 Utilities 1.5 Energy 1.1 Consumer Staples 1.1 Real Estate 0.6 Common Stocks 93.8 Preferred Stocks 5.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.8 Preferred Stocks - 5.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 90.3 Canada 3.2 Taiwan 1.2 Netherlands 0.8 Brazil 0.6 Japan 0.5 United Kingdom 0.5 Italy 0.4 China 0.4 Others 2.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.3 Canada - 3.2 Taiwan - 1.2 Netherlands - 0.8 Brazil - 0.6 Japan - 0.5 United Kingdom - 0.5 Italy - 0.4 China - 0.4 Others - 2.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Meta Platforms Inc Class A 10.1 NVIDIA Corp 9.8 Alphabet Inc Class A 7.8 Amazon.com Inc 5.1 Microsoft Corp 5.0 Berkshire Hathaway Inc Class A 4.1 Space Exploration Technologies Corp Series G 2.4 Eli Lilly & Co 2.0 Netflix Inc 1.9 Wells Fargo & Co 1.5 49.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor New Insights Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® New Insights Fund
Class Name	Fidelity Advisor® New Insights Fund Class I
Trading Symbol	FINSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 91	0.82%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the S&P 500 index, for the year, led by industrials, primarily within the capital goods industry. Stock picking in information technology also boosted the fund's relative result, as did an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was a non-benchmark stake in Space Exploration Technologies (+116%), which was one of the fund's largest holdings. The second-largest relative contributor was an overweight in Alphabet (+66%), a large holding. An overweight in Amphenol (+96%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. An underweight in information technology also hampered the fund's result, along with stock picking in consumer discretionary, primarily within the consumer services industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Broadcom (+51%). A second notable relative detractor was an underweight in Palantir Technologies (+135%). This was a stake we established the past year. Our stake in Regeneron Pharmaceuticals (+11%) also hurt. This period we decreased our position in Regeneron Pharmaceuticals.
•Notable changes in positioning include a higher allocation to industrials and lower exposure to financials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Class I $10,000 $10,655 $13,671 $13,105 $16,961 $21,025 $26,201 $19,053 $25,962 $35,105 $43,191 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 23.03% 15.49% 15.75% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 24,654,500,108	$ 24,654,500,108
Holdings Count | shares	461	461
Advisory Fees Paid, Amount	$ 182,646,929
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$24,654,500,108
Number of Holdings	461
Total Advisory Fee	$182,646,929
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.5 Communication Services 21.3 Financials 13.8 Industrials 13.7 Consumer Discretionary 9.8 Health Care 8.3 Materials 2.2 Utilities 1.5 Energy 1.1 Consumer Staples 1.1 Real Estate 0.6 Common Stocks 93.8 Preferred Stocks 5.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.8 Preferred Stocks - 5.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 90.3 Canada 3.2 Taiwan 1.2 Netherlands 0.8 Brazil 0.6 Japan 0.5 United Kingdom 0.5 Italy 0.4 China 0.4 Others 2.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.3 Canada - 3.2 Taiwan - 1.2 Netherlands - 0.8 Brazil - 0.6 Japan - 0.5 United Kingdom - 0.5 Italy - 0.4 China - 0.4 Others - 2.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Meta Platforms Inc Class A 10.1 NVIDIA Corp 9.8 Alphabet Inc Class A 7.8 Amazon.com Inc 5.1 Microsoft Corp 5.0 Berkshire Hathaway Inc Class A 4.1 Space Exploration Technologies Corp Series G 2.4 Eli Lilly & Co 2.0 Netflix Inc 1.9 Wells Fargo & Co 1.5 49.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor New Insights Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® New Insights Fund
Class Name	Fidelity Advisor® New Insights Fund Class C
Trading Symbol	FNICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 202	1.82%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the S&P 500 index, for the year, led by industrials, primarily within the capital goods industry. Stock picking in information technology also boosted the fund's relative result, as did an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was a non-benchmark stake in Space Exploration Technologies (+116%), which was one of the fund's largest holdings. The second-largest relative contributor was an overweight in Alphabet (+66%), a large holding. An overweight in Amphenol (+96%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. An underweight in information technology also hampered the fund's result, along with stock picking in consumer discretionary, primarily within the consumer services industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Broadcom (+51%). A second notable relative detractor was an underweight in Palantir Technologies (+135%). This was a stake we established the past year. Our stake in Regeneron Pharmaceuticals (+11%) also hurt. This period we decreased our position in Regeneron Pharmaceuticals.
•Notable changes in positioning include a higher allocation to industrials and lower exposure to financials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Class C $10,000 $10,549 $13,396 $12,711 $16,289 $19,993 $24,663 $17,754 $23,943 $32,300 $39,637 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 20.81% 14.33% 14.77% Class C 21.81% 14.33% 14.77% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 24,654,500,108	$ 24,654,500,108
Holdings Count | shares	461	461
Advisory Fees Paid, Amount	$ 182,646,929
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$24,654,500,108
Number of Holdings	461
Total Advisory Fee	$182,646,929
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.5 Communication Services 21.3 Financials 13.8 Industrials 13.7 Consumer Discretionary 9.8 Health Care 8.3 Materials 2.2 Utilities 1.5 Energy 1.1 Consumer Staples 1.1 Real Estate 0.6 Common Stocks 93.8 Preferred Stocks 5.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.8 Preferred Stocks - 5.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 90.3 Canada 3.2 Taiwan 1.2 Netherlands 0.8 Brazil 0.6 Japan 0.5 United Kingdom 0.5 Italy 0.4 China 0.4 Others 2.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.3 Canada - 3.2 Taiwan - 1.2 Netherlands - 0.8 Brazil - 0.6 Japan - 0.5 United Kingdom - 0.5 Italy - 0.4 China - 0.4 Others - 2.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Meta Platforms Inc Class A 10.1 NVIDIA Corp 9.8 Alphabet Inc Class A 7.8 Amazon.com Inc 5.1 Microsoft Corp 5.0 Berkshire Hathaway Inc Class A 4.1 Space Exploration Technologies Corp Series G 2.4 Eli Lilly & Co 2.0 Netflix Inc 1.9 Wells Fargo & Co 1.5 49.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor New Insights Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® New Insights Fund
Class Name	Fidelity Advisor® New Insights Fund Class A
Trading Symbol	FNIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 119	1.07%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the S&P 500 index, for the year, led by industrials, primarily within the capital goods industry. Stock picking in information technology also boosted the fund's relative result, as did an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was a non-benchmark stake in Space Exploration Technologies (+116%), which was one of the fund's largest holdings. The second-largest relative contributor was an overweight in Alphabet (+66%), a large holding. An overweight in Amphenol (+96%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. An underweight in information technology also hampered the fund's result, along with stock picking in consumer discretionary, primarily within the consumer services industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Broadcom (+51%). A second notable relative detractor was an underweight in Palantir Technologies (+135%). This was a stake we established the past year. Our stake in Regeneron Pharmaceuticals (+11%) also hurt. This period we decreased our position in Regeneron Pharmaceuticals.
•Notable changes in positioning include a higher allocation to industrials and lower exposure to financials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,019 $12,823 $12,256 $15,828 $19,570 $24,325 $17,641 $23,983 $32,354 $39,704 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 15.66% 13.84% 14.78% Class A (without 5.75% sales charge) 22.72% 15.20% 15.47% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 24,654,500,108	$ 24,654,500,108
Holdings Count | shares	461	461
Advisory Fees Paid, Amount	$ 182,646,929
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$24,654,500,108
Number of Holdings	461
Total Advisory Fee	$182,646,929
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.5 Communication Services 21.3 Financials 13.8 Industrials 13.7 Consumer Discretionary 9.8 Health Care 8.3 Materials 2.2 Utilities 1.5 Energy 1.1 Consumer Staples 1.1 Real Estate 0.6 Common Stocks 93.8 Preferred Stocks 5.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.8 Preferred Stocks - 5.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 90.3 Canada 3.2 Taiwan 1.2 Netherlands 0.8 Brazil 0.6 Japan 0.5 United Kingdom 0.5 Italy 0.4 China 0.4 Others 2.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.3 Canada - 3.2 Taiwan - 1.2 Netherlands - 0.8 Brazil - 0.6 Japan - 0.5 United Kingdom - 0.5 Italy - 0.4 China - 0.4 Others - 2.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Meta Platforms Inc Class A 10.1 NVIDIA Corp 9.8 Alphabet Inc Class A 7.8 Amazon.com Inc 5.1 Microsoft Corp 5.0 Berkshire Hathaway Inc Class A 4.1 Space Exploration Technologies Corp Series G 2.4 Eli Lilly & Co 2.0 Netflix Inc 1.9 Wells Fargo & Co 1.5 49.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec